UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund:  BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined

            Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)

Common Stocks (a)		Shares	Value
Electric Utilities — 0.1%
Vistra Energy Corp		10,446	$145,722
Specialty Retail — 0.0%
Things Remembered, Inc.		215,057	2
Total Common Stocks – 0.1%			145,724

Asset-Backed Securities (b)(c)		Par (000)
Asset-Backed Securities — 1.4%
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26	USD	463	453,525
ALM XVII Ltd., Series 2015-17A, Class C1, 5.03%, 1/15/28		250	245,000
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.58%, 10/15/26		250	241,828
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24		250	247,023
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26		250	243,048
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.98%, 1/20/27		250	253,447
Total Asset-Backed Securities — 1.4%			1,683,871

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		244	243,881
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		37	37,193
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	587,050

			868,124
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.68%, 12/01/17 (b)		68	67,915
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (c)		85	74,056

Corporate Bonds		Par (000)	Value
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(c):
3.96%, 12/15/19	USD	260	$264,550
4.16%, 5/15/21		249	253,980
Reynolds Group Issuer, Inc., 4.38%, 7/15/21 (b)(c)		1,160	1,184,650

			1,703,180
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.76%, 1/15/18 (b)		228	228,285
6.13%, 1/15/21		127	131,445

			359,730
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (a)(c)(d)		240	4,800
Energy Equipment & Services — 0.1%
Transocean, Inc., 9.00%, 7/15/23 (c)		75	75,938
Weatherford International Ltd., 9.88%, 2/15/24 (c)		75	77,250

			153,188
Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		200	195,000
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		15	14,944

			209,944
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		340	340,850
Media — 1.2%
Altice Financing SA (c):
6.63%, 2/15/23		200	203,000
7.50%, 5/15/26		200	202,750
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		358	361,580
SFR Group SA (c):
6.00%, 5/15/22		200	201,500
6.25%, 5/15/24		240	237,300
7.38%, 5/01/26		255	254,362

			1,460,492
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		306	303,705
3.10%, 3/15/20		250	245,625

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Teck Resources Ltd.:
4.50%, 1/15/21	USD	188	$191,525
3.75%, 2/01/23		130	123,500

			864,355
Oil, Gas & Consumable Fuels — 1.1%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		155	165,075
Concho Resources, Inc., 5.50%, 4/01/23		20	20,563
CONSOL Energy, Inc., 5.88%, 4/15/22		376	360,960
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (c)		20	20,750
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		50	52,625
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		225	234,000
Gulfport Energy Corp., 6.00%, 10/15/24 (c)		40	40,700
NGPL PipeCo LLC, 7.12%, 12/15/17 (c)		85	88,188
Oasis Petroleum, Inc., 6.88%, 3/15/22		50	51,500
RSP Permian, Inc., 6.63%, 10/01/22		20	21,000
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		135	141,075
Whiting Petroleum Corp., 5.75%, 3/15/21		100	98,500
WPX Energy, Inc., 6.00%, 1/15/22		125	128,086

			1,423,022
Total Corporate Bonds — 6.0%			7,529,656

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 3.85%, 12/16/21		507	507,722
Camp International Holding Co., 2016 1st Lien Term Loan, 4.75%, 8/11/23		230	229,857
Engility Corp.:
Term Loan B1, 4.86%, 8/12/20		80	80,700
Term Loan B2, 5.75%, 8/12/23		151	152,094

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
2015 Term Loan E, 3.75%, 5/14/22	USD	217	$217,430
2016 Extended Term Loan F, 3.75%, 6/09/23		1,406	1,408,846
Term Loan D, 3.84%, 6/04/21		258	258,612

			2,855,261
Air Freight & Logistics — 0.8%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		139	110,815
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		143	113,882
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		24	18,814
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		194	154,441
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/21		583	588,604

			986,556
Airlines — 0.1%
Northwest Airlines, Inc.:
3.08%, 3/10/17		30	29,666
2.46%, 9/10/18		109	106,956

			136,622
Auto Components — 1.6%
Anchor Glass Container Corp., 2016 1st Lien Term Loan, 4.25%, 12/01/23		120	120,526
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		569	562,703
2nd Lien Term Loan, 11.00%, 1/29/18		200	179,861
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		886	880,459
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.86%, 4/30/19		200	201,350

			1,944,899
Automobiles — 0.6%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		109	109,509
3.50%, 5/24/17		602	602,267

			711,776

2	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21	USD	185	$184,324
Building Materials — 1.0%
Forterra ,Inc., Term Loan B, 6.00%, 10/18/23		72	71,946
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		145	145,000
2015 Term Loan, 4.75%, 7/28/22		179	178,727
2016 Incremental Term Loan, 5.50%, 7/28/22		801	806,693
Amendment Delayed Draw Term Loan		81	81,310

			1,283,676
Building Products — 3.0%
Continental Building Products LLC, 1st Lien Term Loan, 3.59%, 8/10/23		259	257,997
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,169	1,173,835
GYP Holdings III Corp., 1st Lien Term Loan, 4.50%, 4/01/21		346	345,710
Jeld-Wen, Inc., Consolidated Term Loan B, 4.75%, 7/01/22		525	528,990
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		208	209,083
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.00%, 11/02/23		630	631,418
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		107	107,042
Term Loan B, 4.00%, 10/31/19		488	488,250

			3,742,325
Capital Markets — 0.6%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		145	141,539
RPI Finance Trust, Term Loan B5, 3.18%, 10/14/22		634	639,566

			781,105
Chemicals — 4.5%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.13%, 9/13/23		97	97,641
Allnex USA, Inc., Term Loan B3, 5.13%, 9/13/23		73	73,562

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20	USD	422	$423,585
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		26	26,326
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		249	249,490
Chemours Co., Term Loan B, 3.75%, 5/12/22		279	275,732
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		68	62,906
Huntsman International LLC, Term Loan B2, 3.75%, 11/03/23		501	503,457
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.25%, 4/28/20		267	269,815
German Borrower, 4.25%, 4/28/20		114	115,305
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		392	395,099
Term Loan B3, 5.50%, 6/07/20		720	720,699
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		718	683,921
PQ Corporation, 2016 Term Loan, 5.25%, 11/04/22		313	315,564
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		257	258,034
2015 2nd Lien Term Loan, 8.50%, 6/19/23		110	108,763
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		348	346,790
2nd Lien Term Loan, 7.69%, 7/31/22		390	378,788
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		105	105,066
Versum Materials, Inc., Term Loan, 3.34%, 9/29/23		215	216,434

			5,626,977
Commercial Services & Supplies — 7.5%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		261	262,283
Advanced Disposal Services Inc., Term Loan B3, 3.50%, 11/10/23		768	767,571
Aramark Services, Inc.:
Term Loan E, 3.25%, 9/07/19		402	405,396

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Aramark Services, Inc.:
Term Loan F, 3.34%, 2/24/21	USD	191	$192,573
Asurion LLC, Term Loan B5, 4.75%, 11/03/23		550	553,536
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		635	624,980
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		835	836,461
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		945	946,979
Creative Artists Agency LLC, Term Loan B, 5.00%, 12/17/21		236	237,584
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		212	214,078
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		85	76,115
GCA Services Group, Inc., 2016 Term Loan, 5.98%, 3/01/23		428	431,594
KAR Auction Services, Inc.:
Term Loan B2, 4.06%, 3/11/21		301	302,653
Term Loan B3, 4.38%, 3/09/23		403	407,633
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		300	285,678
Prime Security Services Borrower LLC:
1st Lien Term Loan, 4.75%, 7/01/21		43	43,167
2016 Incremental Term Loan B1, 4.75%, 5/02/22		272	273,664
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		368	369,591
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		804	795,084
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		229	231,146
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		154	154,298
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		480	479,751
Waste Industries USA, Inc., 2016 Term Loan, 3.50%, 2/27/20		501	502,547

			9,394,362
Communications Equipment — 1.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		211	211,330

Floating Rate Loan Interests (b)		Par (000)	Value
Communications Equipment (continued)
Applied Systems, Inc.:
2nd Lien Term Loan, 7.50%, 1/24/22	USD	84	$84,833
CommScope, Inc., Term Loan B5, 3.25%, 12/29/22		208	209,719
Riverbed Technology, Inc., 2016 Term Loan, 5.00%, 4/24/22		441	444,525
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21		1,270	1,273,855

			2,224,262
Construction & Engineering — 0.9%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		33	32,771
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		284	285,821
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23		770	773,850

			1,092,442
Construction Materials — 0.8%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		793	794,248
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		162	162,785
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		79	79,403

			1,036,436
Containers & Packaging — 2.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/21		501	505,848
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		70	70,337
Berry Plastics Holding Corp., Term Loan H, 3.75%, 10/01/22		1,181	1,187,657
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		851	851,125
Prolampac Intermediate Inc., 2016 1st Lien Term Loan, 5.00%, 11/18/23		90	90,525

			2,705,492
Distributors — 0.8%
American Builders & Contractors Supply Co., Term Loan B, 3.50%, 10/31/23		771	773,749

4	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Distributors (continued)
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21	USD	214	$210,424

			984,173
Diversified Consumer Services — 3.2%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.50%, 11/30/23		699	700,811
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		271	259,383
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 9/07/23		285	287,850
Laureate Education, Inc., Term Loan B, 8.87%, 3/17/21		43	42,628
Serta Simmons Holdings LLC:
1st Lien Term Loan, 4.50%, 11/08/23		1,065	1,061,677
2nd Lien Term Loan, 9.00%, 10/21/24		240	238,800
ServiceMaster Company, 2016 Term Loan B, 3.11%, 11/03/23		1,240	1,237,160
Weight Watchers International, Inc., Term Loan B2, 4.07%, 4/02/20		181	138,258

			3,966,567
Diversified Financial Services — 0.8%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		431	431,882
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		221	220,786
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		382	382,722

			1,035,390
Diversified Telecommunication Services — 4.2%
Consolidated Communications, Inc., 2016 Term Loan B, 4.00%, 10/04/23		155	156,034
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		509	511,500
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		503	503,356
2nd Lien Term Loan, 9.75%, 2/12/21		168	161,101
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		2,330	2,347,475

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19	USD	350	$353,032
Telenet International Finance Sarl, Term Loan AF, 3.25%, 1/31/25		905	903,190
Telesat Canada, Term Loan B, 4.88%, 11/17/23		258	258,548

			5,194,236
Electric Utilities — 1.8%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.25%, 6/30/17		1,425	1,431,887
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		614	620,041
Exit Term Loan C, 5.00%, 8/04/23		140	141,344
Texas Competitive Electric Holding, 5.03%, 11/10/17 (a)(d)		380	7,600

			2,200,872
Electronic Equipment, Instruments & Components — 0.1%
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		146	132,046
Energy Equipment & Services — 0.1%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		193	146,268
Food & Staples Retailing — 3.4%
Albertsons LLC:
2016 Term Loan B4, 4.50%, 8/25/21		1,009	1,009,393
2016 Term Loan B5, 4.75%, 12/21/22		82	81,828
Genoa, a QoL Healthcare Co. LLC, 2016 1st Lien Term Loan, 4.75%, 10/28/23		140	139,475
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		620	623,615
Rite Aid Corp.:
5.75%, 8/21/20		278	279,350
4.88%, 6/21/21		562	564,330
US Foods, Inc., 2016 Term Loan B, 4.00%, 6/27/23		1,481	1,489,227

			4,187,218
Food Products — 2.9%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		398	385,499
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		355	358,774

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Food Products (continued)
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20	USD	243	$235,845
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		603	603,794
Pinnacle Foods Finance LLC, Term Loan G, 3.39%, 4/29/20		605	607,782
Reddy Ice Corp., 1st Lien Term Loan, 6.75%, 5/01/19		358	337,673
Reynolds Group Holdings, Inc., 2016 Term Loan, 4.25%, 2/05/23		1,051	1,056,352

			3,585,719
Health Care Equipment & Supplies — 3.8%
Alere, Inc.:
2015 Term Loan A, 3.61%, 6/18/20		105	103,362
2015 Term Loan B, 3.61%, 6/18/22		431	426,589
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		553	555,834
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		867	868,114
Cotiviti Corp., Term Loan B, 3.61%, 9/28/23		591	590,237
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		517	495,477
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		511	497,074
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		692	686,189
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		509	498,144

			4,721,020
Health Care Providers & Services — 11.7%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		110	109,868
Term Loan B2, 3.75%, 2/16/23		486	487,541
Amsurg Corp., 1st Lien Term Loan B, 5.25%, 7/16/21		684	684,250
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		766	769,598
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		433	419,110
Term Loan G, 3.75%, 12/31/19		434	409,860

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22	USD	345	$345,288
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		1,665	1,669,325
Envision Healthcare Corp., Term Loan:
2016 B, 3.75%, 11/09/23		1,710	1,712,137
5.75%, 5/25/18		963	961,618
B2, 6.00%, 10/28/22		203	203,526
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		325	320,458
HCA, Inc., Term Loan B6, 3.86%, 3/17/23		1,176	1,185,055
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 9/28/23		926	927,569
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		593	599,766
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		105	104,279
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		117	116,868
2016 Term Loan, 5.50%, 8/14/21		162	162,305
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		375	377,194
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		713	710,127
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		434	432,822
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		566	566,632
Team Health, Inc., 2016 Term Loan, 3.84%, 11/23/22		485	484,082
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		391	366,345
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		409	412,712

			14,538,335
Health Care Technology — 1.2%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18		55	54,826
IMS Health Incorporated, 2016 Term Loan B, 3.50%, 3/17/21		940	946,076

6	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Technology (continued)
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23	USD	410	$410,000
2nd Lien Term Loan, 8.25%, 10/21/24		115	116,438

			1,527,340
Hotels, Restaurants & Leisure — 7.3%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		574	573,049
Amaya Holdings BV (continued):
2nd Lien Term Loan, 8.00%, 8/01/22		227	224,723
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		263	261,356
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		82	82,646
Term Loan B2, 3.53%, 9/15/23		480	482,477
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		1,070	1,077,159
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,728	1,738,219
CCM Merger, Inc., Term Loan B, 4.00%, 8/08/21		315	316,771
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		480	482,334
ESH Hospitality, Inc., 2016 Term Loan B, 3.75%, 8/30/23		730	734,679
Four Seasons Holdings Inc., Term Loan B, 4.16%, 11/21/23		55	55,447
Hilton Worldwide Finance LLC:
Term Loan B1, 3.50%, 10/26/20		53	52,901
Term Loan B2, 3.08%, 10/25/23		369	371,347
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		188	186,899
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		584	586,983
RHP Hotel Properties LP, Term Loan B, 3.59%, 1/15/21		288	290,075
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		93	92,977
Term Loan B, 4.00%, 2/19/19		490	492,859

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20	USD	265	$267,878
2014 Term Loan B2, 6.00%, 10/01/21		181	182,176
Station Casinos LLC, 2016 Term Loan B, 3.75%, 6/08/23		198	199,366
Yum! Brands Inc., 1st Lien Term Loan B, 3.30%, 6/16/23		329	332,174

			9,084,495
Household Products — 0.8%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		179	179,272
Spectrum Brands, Inc., 2016 Term Loan, 3.25%, 6/23/22		760	766,829

			946,101
Independent Power and Renewable Electricity Producers — 2.9%
Aria Energy Operating LLC, Term Loan, 5.50%, 5/27/22		279	269,116
Calpine Construction Finance Co., LP, Term Loan B1, 3.09%, 5/03/20		237	234,013
Calpine Corp.:
Term Loan B5, 3.59%, 5/27/22		115	115,464
Term Loan B6, 4.00%, 1/15/23		481	484,111
Term Loan B7, 3.84%, 5/31/23		173	173,904
Dynegy, Inc., Escrow, 5.00%, 6/27/23		972	976,268
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		748	740,746
Term Loan C, 5.00%, 12/19/21		33	33,174
NRG Energy, Inc., 2016 Term Loan B, 3.50%, 6/30/23		384	384,901
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		250	220,314

			3,632,011
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		111	103,046
Vertiv Co., Term Loan B, 6.00%, 9/29/23		685	677,725

			780,771

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance — 2.2%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20	USD	144	$144,426
AssuredPartners, Inc., 2016 Term Loan B, 5.75%, 10/21/22		495	496,984
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		128	128,410
Term Loan B4, 5.00%, 8/04/22		443	445,115
Hub International Ltd., Term Loan B, 4.25%, 10/02/20		174	174,619
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (e)		260	262,114
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		449	445,558
2016 1st Lien Term Loan, 4.25%, 3/01/21		204	206,021
2nd Lien Term Loan, 6.75%, 2/28/22		410	406,925

			2,710,172
Internet & Direct Marketing Retail — 0.5%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.14%, 8/19/23		690	695,383
Internet Software & Services — 1.4%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		562	565,575
Rackspace Hosting, Inc., 1st Lien Term Loan, 5.00%, 11/03/23		900	907,425
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		334	334,290

			1,807,290
IT Services — 4.4%
Abacus Innovations Corp., Term Loan B, 3.36%, 8/16/23		918	923,967
Cision US Inc., Term Loan B, 7.00%, 6/16/23		279	269,700
First Data Corp., 2016 Term Loan, 3.58%, 3/24/21		2,837	2,848,194
Global Payments Inc., Reprice Term Loan B, 3.03%, 4/22/23		372	374,953
Vantiv LLC, 2014 Term Loan B, 3.25%, 10/14/23		251	252,614

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services (continued)
WEX, Inc., Term Loan B, 4.25%, 7/01/23	USD	853	$860,632

			5,530,060
Machinery — 2.3%
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		231	232,393
Term Loan B3, 4.25%, 8/30/20		70	70,326
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22		335	335,243
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/26/21		177	177,955
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		215	217,005
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		528	529,297
Signode Industrial Group US, Inc., Term Loan B, 3.75%, 5/01/21		360	359,939
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		808	721,539
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		200	199,954

			2,843,651
Media — 13.3%
Altice US Finance I Corp., 2016 Term Loan B, 3.88%, 1/15/25		1,116	1,121,383
AMC Entertainment, Inc., Term Loan B, 3.64%, 12/15/23		165	165,825
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		230	230,818
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.25%, 6/07/23		48	45,719
Charter Communications Operating LLC:
2016 Term Loan H, 3.25%, 8/24/21		239	240,159
2016 Term Loan I, 3.50%, 1/24/23		1,877	1,893,625
CSC Holdings LLC, 2016 Term Loan, 3.88%, 10/11/24		790	794,937
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		125	125,820
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		365	364,073
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		499	466,455

8	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
iHeartCommunications, Inc.:
Extended Term Loan E, 8.11%, 7/30/19	USD	110	$85,057
Term Loan D, 7.36%, 1/30/19		1,321	1,022,514
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		874	841,883
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		409	411,306
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		275	270,531
Live Nation Entertainment, Inc., Term Loan B, 3.34%, 10/26/23		112	111,857
MCC Iowa LLC, Term Loan J, 3.75%, 6/30/21		122	122,646
Mediacom Communications Corp., Term Loan F, 2.96%, 3/31/18		249	248,548
MGOC, Inc., Term Loan B, 4.00%, 7/31/20		454	453,579
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.00%, 9/26/23		90	90,793
Nexstar Broadcasting, Inc., 2016 Term Loan B, 3.85%, 9/21/23		1,015	1,018,903
Nielsen Finance LLC, Term Loan B3, 3.04%, 10/04/23		434	436,248
Numericable U.S. LLC:
Term Loan B10, 4.04%, 1/13/25		480	478,651
Term Loan B7, 5.14%, 1/15/24		279	280,968
SBA Senior Finance II LLC, Term Loan B1, 3.34%, 3/24/21		1,020	1,020,670
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		39	38,838
Trader Corp., Term Loan, 5.00%, 9/28/23		350	352,040
Tribune Media Co., Term Loan, 3.75%, 12/27/20		886	888,356
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		792	791,787
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/24		280	281,379
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	650	815,289
Term Loan F, 3.50%, 6/30/23	USD	525	527,979
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		280	279,522
Term Loan B2A, 3.50%, 1/15/22		168	167,588

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Term Loan B3, 3.70%, 1/15/22	USD	52	$51,999

			16,537,745
Metals & Mining — 0.6%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	14,000
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		779	779,907

			793,907
Multiline Retail — 1.7%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		797	798,582
2nd Lien Term Loan, 8.50%, 3/26/20		199	198,848
Dollar Tree, Inc., Term Loan B3, 3.06%, 7/06/22		283	285,533
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		497	499,323
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		372	337,008

			2,119,294
Oil, Gas & Consumable Fuels — 4.6%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		745	810,187
Term Loan A, 3.61%, 10/01/19		591	565,503
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		739	788,962
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		237	239,538
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		230	119,163
Energy Transfer Equity LP, Term Loan:
2015, 4.14%, 12/02/19		225	225,063
3.39%, 12/02/19		47	46,479
EP Energy LLC, 2016 Term Loan, 9.75%, 6/30/21		39	39,450
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		131	131,452
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		205	200,900
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		941	884,499
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		224	218,882

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Power Buyer LLC, 1st Lien Term Loan, 4.25%, 5/06/20	USD	114	$113,182
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		105	104,213
Seventy Seven Operating LLC, Term Loan B, 3.89%, 6/25/20		60	54,123
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		12	9,263
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		113	114,724
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		468	467,671
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		619	620,226

			5,753,480
Personal Products — 1.0%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		541	544,539
Revlon Consumer Products Corp., 2016 Term Loan B, 4.25%, 9/07/23		680	680,544

			1,225,083
Pharmaceuticals — 6.3%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		563	567,077
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		207	206,743
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,496	1,495,563
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		514	510,919
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.46%, 2/27/21		1,408	1,418,626
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,561	1,564,398
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		399	398,704
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.36%, 10/20/18		103	101,843
Series C2 Term Loan B, 5.25%, 12/11/19		884	874,344
Series D2 Term Loan B, 5.00%, 2/13/19		350	346,999

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.:
Series E Term Loan B, 5.25%, 8/05/20	USD	209	$206,416
Series F1 Term Loan B, 5.50%, 4/01/22		181	179,889

			7,871,521
Professional Services — 2.5%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		255	253,282
2014 2nd Lien Term Loan, 7.50%, 7/25/22		62	57,818
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		814	814,495
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		366	364,556
Professional Services (continued)
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,663	1,670,734

			3,160,885
Real Estate Investment Trusts (REITs) — 1.4%
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22		537	540,602
MGM Growth Properties LLC, 2016 Term Loan B, 3.50%, 4/25/23		1,245	1,250,331

			1,790,933
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		489	492,738
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		420	418,681
Realogy Corp.:
2016 Term Loan B, 3.75%, 7/20/22		713	717,701
Term Loan A, 2.53%, 10/23/20		249	247,923

			1,877,043
Semiconductors & Semiconductor Equipment — 2.9%
Avago Technologies Cayman Ltd., Term Loan B3, 3.54%, 2/01/23		2,041	2,059,742
Cavium, Inc., Term Loan B, 3.75%, 8/16/22		210	211,312
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		91	91,802

10	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV, Term Loan F, 3.41%, 12/07/20	USD	1,010	$1,012,770
ON Semiconductor Corp., Incremental Term Loan, 3.78%, 3/31/23		220	221,375

			3,597,001
Software — 8.1%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		625	610,520
DTI Holdco, Inc., 2016 Term Loan B, 6.25%, 9/21/23		350	344,603
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		839	837,687
Informatica Corp., Term Loan, 4.50%, 8/05/22		921	900,257
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		169	158,449
Kronos Incorporated:
1st Lien Term Loan, 5.00%, 11/01/23		1,040	1,042,278
Kronos Incorporated (continued):
2nd Lien Term Loan, 9.25%, 10/04/24		385	394,205
Landslide Holdings, Inc., 2016 1st Lien Term Loan, 5.50%, 9/27/22		245	246,225
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		489	488,077
2nd Lien Term Loan, 8.50%, 10/11/21		350	344,750
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		501	503,091
SolarWinds, Inc., 2016 Term Loan, 5.50%, 2/05/23		728	732,857
Solera LLC, Term Loan B, 5.75%, 3/03/23		239	241,338
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		558	558,690
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		1,085	1,091,972
2015 Term Loan B2, 4.00%, 7/08/22		125	125,476
Tibco Software Inc., Term Loan B, 6.50%, 12/04/20		427	425,633
Vertafore, Inc., 2016 1st Lien Term Loan, 4.75%, 6/30/23		1,085	1,087,712

			10,133,820

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail — 2.7%
Academy Ltd., 2015 Term Loan B, 5.00%, 7/01/22	USD	254	$233,645
Bass Pro Group LLC:
Asset Sale Term Loan, 5.66%, 5/04/18		150	149,719
Term Loan B, 5.00%, 11/04/23		185	183,513
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		275	277,062
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/27/23		1,039	1,045,832
Outerwall ,Inc., 1st Lien Term Loan, 5.25%, 9/27/23		185	186,907
Party City Holdings, Inc., 2016 Term Loan, 3.75%, 8/19/22		650	652,966
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.00%, 1/26/23		179	179,879
2016 Term Loan B2, 5.14%, 1/26/23		372	374,454
Things Remembered, Inc., 2016 Term Loan, 1.00%, 2/29/20		221	95,099

			3,379,076
Technology Hardware, Storage & Peripherals — 0.9%
Dell Inc.:
2016 Term Loan B, 4.00%, 9/07/23		575	580,250
Term Loan A2, 2.86%, 9/07/21		375	370,155
Linxens France SA, Term Loan, 5.00%, 10/14/22		179	178,426

			1,128,831
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		550	548,186
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		77	49,124
Samsonite International SA, Term Loan B, 4.00%, 8/01/23		115	116,186

			713,496
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		617	621,091
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., Term Loan B, 3.50%, 10/01/22		316	317,011
HD Supply, Inc.:
Incremental Term Loan B1, 3.59%, 8/13/21		837	838,890

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Trading Companies & Distributors (continued)
HD Supply, Inc.:
Incremental Term Loan B2, 3.63%, 10/17/23	USD	235	$236,175
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 6/09/23		60	60,249

			1,452,325
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		288	269,116
Wireless Telecommunication Services — 2.8%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 6/15/20 (a)(e)		1,719	1,598,530
LTS Buyer LLC, 1st Lien Term Loan, 4.09%, 4/13/20		1,224	1,225,766
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		630	635,338

			3,459,634
Total Floating Rate Loan Interests - 137.0%			170,839,914

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		304	303,887

Investment Companies	Shares	Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust	12	$176
Eaton Vance Senior Income Trust	3,347	21,756
Total Investment Companies — 0.0%		21,932
Warrants – 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	691	845
Total Investments (Cost — $180,494,289*) — 144.8%		180,525,829
Liabilities in Excess of Other Assets — (44.8)%		(55,848,190)

Net Assets — 100.0%		$124,677,639

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$180,519,640

Gross unrealized appreciation		$1,456,144
Gross unrealized depreciation		(1,449,955)

Net unrealized appreciation		$6,189

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

12	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	220,100	—	(220,100)[1]	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	—	$280
iShares iBoxx $ High Yield Corporate Bond ETF	5,864	—	(5,864)	—	—	—
Total					—	$280

[1]	Represents net shares sold.

For compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(4)	10-Year U.S. Treasury Note	March 2017	$498,063	$1,611

Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 774,763	GBP	637,000	Royal Bank of Scotland PLC	12/05/16	$(22,282)
USD 795,514	GBP	637,000	Royal Bank of Scotland PLC	1/05/17	(2,399)
Total					$(24,681)

Centrally Cleared Credit Default Swaps - Sell Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	B+	USD	1,184	$10,223

1 Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
iBoxx USD Liquid High Yield Index	3-Month LIBOR Plus 0.00%[1]	JPMorgan Chase Bank N.A.	N/A	12/20/16	USD	125	$6,662	—	$6,662

[1]	Fund pays the total return of the reference entity and receives the floating rate.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GBP	British Pound
LOC	Letter of Credit
PIK	Payment-In-Kind
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

14	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,185,424	$498,447	$1,683,871
Common Stocks	$145,722	—	2	145,724
Corporate Bonds	—	7,524,856	4,800	7,529,656
Floating Rate Loan Interests	—	162,455,870	8,384,044	170,839,914
Investment Companies	21,932	—	—	21,932
Non-Agency Mortgage-Backed Securities	—	303,887	—	303,887
Warrants	—	—	845	845
Unfunded floating rate loan interests[1]	—	1,291	—	1,291

Total	$167,654	$171,471,328	$8,888,138	$180,527,120

Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$10,223	—	$10,223
Interest rate contracts	$1,611	6,662	—	8,273
Liabilities:
Foreign currency exchange contracts	—	(24,681)	—	(24,681)

Total	$1,611	$(7,796)	—	$(6,185)

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$6,700	—	—	$6,700
Foreign currency at value	651	—	—	651
Liabilities:
Bank borrowings payable	—	$(49,000,000)	—	(49,000,000)
Bank overdraft	—	(365,628)	—	(365,628)

Total	$7,351	$(49,365,628)	—	$(49,358,277)

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016	15

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$2	$489,393	—	$7,792,712	$1,408	$8,283,515
Transfers into Level 3[1]	—	—	—	5,355,567	—	5,355,567
Transfers out of Level 3[2]	—	—	—	(4,570,600)	—	(4,570,600)
Accrued discounts/premiums	—	144	—	8,543	—	8,687
Net realized gain (loss)	—	—	—	(139)	—	(139)
Net change in unrealized appreciation (depreciation)[3]	—	8,910	$4,800	72,379	(563)	85,526
Purchases	—	—	—	811,608	—	811,608
Sales	—	—	—	(1,086,026)	—	(1,086,026)
Closing balance, as of November 30, 2016	$2	$498,447	$4,800	$8,384,044	$845	$8,888,138

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016[3]	—	$8,910	$4,800	$72,377	$(563)	$85,524

[1]    As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

                Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 23, 2017